Share-based Compensation	6 Months Ended
Jun. 30, 2026
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award [Table]
Share-based Compensation
8.
Share-based Compensation

Groupby share options

In August 2025, the Company granted 3,098,270 share options to the former employees of Groupby ("the Groupby share options") The Groupby share options have an exercise price of £.0001 and vesting period of 8 months. Option holders have a 5-year period to exercise the options before they expire. Forfeitures are recognized in the period of occurrence. The Groupby share options completed vesting during the six months ended June 30, 2026.

Grants in 2025 of the Groupby share options
Expected term—years (1)	1 - 5.32
Current share value	$2.93
Expected volatility (2)	49.2 - 115.5%
Risk-free interest rate (3)	3.70%
Dividend yield (4)	0%

Share option activity during the six months ended June 30, 2026

The Company granted 16,444,648 share options ("the 2025 LTIP Plan") during the six months ended June 30, 2026. A portion of the awards vested in full on the grant date; the remaining awards vest in equal annual installments on January 1 of each year, generally over a three-year service period (with one award vesting over four years), subject to continued service. A further 40,783 options, forming part of the same 2025 LTIP award pool registered in 2025, were granted on July 1, 2026 (after the period end) and are therefore excluded from the options granted during the period (the total registered award is 16,485,431 options). Forfeitures are recognized in the period of occurrence.

Grants in 2026 under the 2025 LTIP
Expected term—years (1)	2.5 - 5.4
Current share value	$2.36 - 3.08
Expected volatility (2)	121.7% - 122.4%
Risk-free interest rate (3)	3.5% - 4.18%
Dividend yield (4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.
(2)
Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)
Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)
The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Share option activity in the year

The Company’s share option activity for the six months ended June 30, 2026 was as follows:

	Number of share options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual life (years	Aggregate Intrinsic Value (In millions)*
Outstanding as of December 31, 2025	12,907,342	£0.0001	3.6	$33.20
Issued	16,444,648	£0.0001	—	—
Exercised - related parties	(10,340,733)	£0.0001	—	—
Exercised - employees and other holders	(2,273,520)	£0.0001	—	—
Cancelled/Forfeited	—	—	—	—
Outstanding as of June 30, 2026	16,737,737	£0.0001	3.8	$52.7
Vested and exercisable		£0.0001	3.6	31.4
Vested and expected to vest	16,737,737	£0.0001	3.8	$52.7

The weighted-average grant date fair-value per share of the options granted during the six months ended June 30, 2026 was $2.53. The total fair value of the options that vested during the six months ended June 30, 2026 was $38.4 million.

In May 2026, following the termination of a participant’s employment, the vesting of 66,666 previously-unvested share options under the 2024 LTIP was accelerated. The remaining unrecognized compensation cost related to those options was recognized in full during the six months ended June 30, 2026. The modification did not increase the fair value of the awards, and accordingly no incremental compensation cost arose.

As of June 30, 2026, the Company had $4.4 million of unrecognized share-based compensation expense related to non-vested share options. Of this amount, $3.5 million relates to the 2025 LTIP (expected to be recognized over a weighted-average period of approximately 1.1 years) and $0.9 million relates to the 2024 LTIP (expected to be recognized over a weighted-average period of approximately 0.7 years). The Groupby share options completed vesting during the six months ended June 30, 2026 and have no remaining unrecognized cost.